Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2014
FINANCIAL INSTRUMENTS [Abstract]
Fair Value, by Balance Sheet Grouping
The carrying value and estimated fair value of the Company's financial instruments at June 30, 2014 and December 31, 2013 are as follows:

	2014	2014	2013	2013
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	18,130	18,130	98,250	98,250
Restricted cash	15,000	15,000	15,000	15,000
Floating rate debt	125,000	125,000	95,000	95,000